Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 20,642		$ 20,185
Less: Accumulated depreciation	(9,969)		(9,076)
Premises and Equipment, Net	10,673	$ 10,634	11,109
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 1,798		1,798
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	40 years
Premises and equipment	$ 8,083		8,083
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 5,864		5,762
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 4,897		$ 4,542
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years